Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net income before noncontrolling interests		$ 22,876		$ 22,460		$ 22,045
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		1,744		2,528		3,770
Changes in fair value of MSRs, MLHFS and LHFS carried at fair value		453		886		139
Depreciation, amortization and accretion		5,593		5,406		4,970
Other net gains (1)		(7,630)		(1,518)	[1]	(6,337)	[1]
Stock-based compensation		2,255		2,046		1,945
Originations and purchases of mortgage loans held for sale (1)		(152,832)		(181,269)	[1]	(205,300)	[1]
Proceeds from sales of and paydowns on mortgages loans held for sale (1)		119,097		134,984	[1]	127,479	[1]
Net change in:
Debt and equity securities, held for trading (1)		35,054		33,505	[1]	63,309	[1]
Loans held for sale (1)		(960)		327	[1]	(451)	[1]
Deferred income taxes		1,970		666		1,793
Derivative assets and liabilities		1,513		(5,025)		2,089
Other assets (1)		7,805		(1,214)	[1]	(14,232)	[1]
Other accrued expenses and liabilities		(865)		4,837		(211)
Net cash provided by operating activities		36,073		18,619		1,008
Net change in:
Federal funds sold and securities purchased under resale agreements (2)		(1,184)		(21,497)	[2]	(15,747)	[2]
Available-for-sale debt securities:
Proceeds from sales (1)		7,320		42,067	[1]	30,958	[1]
Prepayments and maturities (1)		36,725		45,688	[1]	40,998	[1]
Purchases (1)		(60,067)		(103,656)	[1]	(120,978)	[1]
Held-to-maturity securities:
Paydowns and maturities		10,934		10,673		7,957
Purchases		0		0		(23,593)
Equity securities, not held for trading:
Proceeds from sales and capital returns (1)		6,242		5,451	[1]	3,711	[1]
Purchases (1)		(6,433)		(3,735)	[1]	(5,383)	[1]
Loans:
Loans originated by banking subsidiaries, net of principal collected		(18,619)		317		(39,002)
Proceeds from sales (including participations) of loans held for investment		16,294		10,439		10,061
Purchases (including participations) of loans		(2,088)		(3,702)		(6,221)
Principal collected on nonbank entities’ loans		6,791		7,448		6,844
Loans originated by nonbank entities		(6,482)		(6,814)		(7,743)
Net cash paid for acquisitions		(10)		(320)		(30,584)
Proceeds from sales of foreclosed assets and short sales		3,592		5,198		7,311
Other, net (2)		(769)		(709)	[2]	(508)	[2]
Net cash used by investing activities		(7,754)		(13,152)		(141,919)
Net change in:
Deposits		(48,034)		29,912		82,767
Short-term borrowings		2,531		14,020		(1,198)
Long-term debt:
Proceeds from issuance		47,595		43,575		90,111
Repayment		(40,565)		(80,802)		(34,462)
Preferred stock:
Proceeds from issuance		0		677		2,101
Redeemed		(2,150)		0		0
Cash dividends paid		(1,622)		(1,629)		(1,566)
Common stock:
Proceeds from issuance		632		1,211		1,415
Stock tendered for payment of withholding taxes		(331)		(393)		(494)
Repurchased		(20,633)		(9,908)		(8,116)
Cash dividends paid		(7,692)		(7,480)		(7,472)
Net change in noncontrolling interests		(462)		30		(188)
Other, net		(248)		(133)		(107)
Net cash provided (used) by financing activities		(70,979)		(10,920)		122,791
Net change in cash, cash equivalents, and restricted cash (2)		(42,660)		(5,453)	[2]	(18,120)	[2]
Cash, cash equivalents, and restricted cash at beginning of year (2)	[2]	215,947	[3]	221,400		239,520
Cash, cash equivalents, and restricted cash at end of year (2)		173,287		215,947	[2],[3]	221,400	[2]
Supplemental cash flow disclosures:
Cash paid for interest		14,366		9,103		5,573
Cash paid for income taxes		$ 1,977		$ 6,592		$ 8,446

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.